Fulfillment expense (Tables)	12 Months Ended
Dec. 31, 2019
Fulfillment expense
Schedule of fulfillment expense

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Fulfillment staff costs	20,872	16,970	15,970
Fulfillment centers expense	4,920	3,573	3,326
Freight and shipping expense	51,600	29,923	15,140
Fulfillment expense	77,392	50,466	34,436